INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible assets consist of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization	Total
Balance as of January 1, 2023	$3,676	$1,593,530	$(793,768)	$803,438
Amortization expense	-	-	(89,746)	(89,746)
Balance as of December 31, 2023	3,676	1,593,530	(883,514)	713,692
Amortization expense	-	-	(89,747)	(89,747)
Balance as of December 31, 2024	$3,676	$1,593,530	$(973,261)	$623,945
Weighted average remaining amortization period at December 31, 2024 (in years)	-	10.3

SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS AMORTIZATION EXPENSES

Amortization of intangible assets consists of the following:

	Patents and Trademarks	Licenses	Accumulated Amortization
Balance as of January 1, 2023	$3,676	$790,092	$793,768
Amortization expense	-	89,746	89,746
Balance as of December 31, 2023	3,676	879,838	883,514
Amortization expense	-	89,747	89,747
Balance as of December 31, 2024	$3,676	$969,585	$973,261

SCHEDULE OF FINITE LIVED INTANGIBLE ASSETS FUTURE AMORTIZATION EXPENSES	Amortization expense for the next five years is as follows:
For the Years Ending December 31,	Total
2025	$89,746
2026	89,746
2027	89,746
2028	89,746
2029	89,746
$448,730